Private Placement (Details) - $ / shares		11 Months Ended
	Jun. 16, 2025	Dec. 31, 2025
IPO [Member]
Private Placement (Details) [Line Items]
Sale of units in initial public offering	20,125,000	592,250
Sale of units per share (in Dollars per share)	$ 10
Private Placement [Member]
Private Placement (Details) [Line Items]
Sale of units in initial public offering		5,922,500
Sale of units per share (in Dollars per share)		$ 10
Sponsor agreed to purchase shares		592,250
Purchase of private placement shares		201,250
Underwriters Over Allotment Option [Member]
Private Placement (Details) [Line Items]
Purchase of private placement shares		391,000